Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 148,967	$ 150,218	[1]
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	105,684	101,736
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	6,231	7,334
United States
Segment Reporting Information [Line Items]
Property, plant and equipment, net	29,428	34,520
Other
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 7,624	$ 6,628

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).